SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - PERCENTAGE OF SALES COMMISSION PAID TO BROKER (Details)	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2017	Dec. 31, 2017	Dec. 31, 2017
Class A | Minimum
Operating Expenses and Selling Commissions
Percentage of sales commission paid to broker	1.00%
Class A | Maximum
Operating Expenses and Selling Commissions
Percentage of sales commission paid to broker	2.50%	2.50%
Class D | Maximum
Operating Expenses and Selling Commissions
Percentage of sales commission paid to broker			2.50%
Class I | Maximum
Operating Expenses and Selling Commissions
Percentage of sales commission paid to broker			2.50%
Class F | Maximum
Operating Expenses and Selling Commissions
Percentage of sales commission paid to broker			0.50%
Class G | Maximum
Operating Expenses and Selling Commissions
Percentage of sales commission paid to broker			0.50%